Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Research and development
Stock compensation expense	$ 205	$ 545	$ 1,296
General and administrative
Stock compensation expense	$ 347	$ 921	$ 1,512